Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 7.6%
ATI, Inc.
(a) (b)
......................... 794,948 $ 156,684,251
Axon Enterprise, Inc.
(b)
................. 453,965 254,497,319
BWX Technologies, Inc. ................ 510,113 99,293,495
Carpenter Technology Corp. ............. 283,495 174,871,056
Curtiss-Wright Corp. ................... 110,587 83,798,405
FTAI Aviation Ltd. ..................... 595,770 161,173,658
HEICO Corp. ....................... 250,605 89,262,995
HEICO Corp. , Class A .................. 443,290 114,328,924
Hexcel Corp. ........................ 76,843 7,688,911
Karman Holdings, Inc.
(a) (b)
............... 402,276 20,081,618
Kratos Defense & Security Solutions, Inc.
(b)
... 74,236 3,701,407
Rocket Lab Corp.
(a) (b)
.................. 3,156,111 320,818,683
Woodward, Inc. ...................... 348,549 148,286,686
1,634,487,408
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. ............ 637,025 119,977,289
Automobiles — 0.1%
Rivian Automotive, Inc. , Class A
(a) (b)
......... 694,057 12,041,889
Banks — 0.1%
Pinnacle Financial Partners, Inc. ........... 51,963 5,242,028
Popular, Inc. ........................ 28,863 4,738,727
Western Alliance Bancorp ............... 113,659 9,342,770
19,323,525
Beverages — 0.2%
Celsius Holdings, Inc.
(a) (b)
................ 1,001,993 29,338,355
Coca-Cola Consolidated, Inc. ............. 39,388 7,519,957
36,858,312
Biotechnology — 6.0%
(b)
Alnylam Pharmaceuticals, Inc. ............ 783,208 235,769,104
Arrowhead Pharmaceuticals, Inc. .......... 499,929 40,749,213
Ascendis Pharma A/S .................. 276,646 73,787,021
Bridgebio Pharma, Inc. ................. 936,347 69,739,125
Caris Life Sciences, Inc.
(a)
............... 650,543 11,592,676
Exelixis, Inc. ........................ 374,092 20,354,346
Halozyme Therapeutics, Inc.
(a)
............ 690,795 54,068,525
Insmed, Inc. ........................ 1,259,611 134,299,725
Ionis Pharmaceuticals, Inc.
(a)
............. 912,549 72,356,010
Madrigal Pharmaceuticals, Inc.
(a)
.......... 105,311 56,546,741
Natera, Inc. ......................... 802,331 217,792,750
Neurocrine Biosciences, Inc. ............. 501,063 84,446,653
Revolution Medicines, Inc. ............... 1,123,998 210,502,345
Summit Therapeutics, Inc.
(a)
.............. 788,050 11,481,889
Viking Therapeutics, Inc.
(a)
............... 42,648 1,663,698
1,295,149,821
Broadline Retail — 1.0%
Coupang, Inc. , Class A
(a) (b)
............... 7,316,145 127,081,438
eBay, Inc. .......................... 568,896 63,574,128
Etsy, Inc.
(a) (b)
........................ 273,081 20,571,192
211,226,758
Building Products — 0.8%
AAON, Inc. ......................... 399,055 50,624,117
Armstrong World Industries, Inc. ........... 64,471 10,342,438
Carlisle Cos., Inc. .................... 23,850 8,651,587
Lennox International, Inc. ............... 54,466 31,206,295
Modine Manufacturing Co.
(a) (b)
............ 305,691 81,625,611
182,450,048
Security
Shares
Shares Value
Capital Markets — 2.9%
Ameriprise Financial, Inc. ............... 44,978 $ 20,634,107
Ares Management Corp. , Class A .......... 1,155,603 128,630,170
Bullish
(a) (b)
.......................... 7,597 177,998
Freedom Holding Corp.
(a) (b)
.............. 90,745 11,839,500
Lazard, Inc. , Class A ................... 92,865 3,894,758
LPL Financial Holdings, Inc. .............. 167,682 47,232,666
Morningstar, Inc. ..................... 7,499 1,169,994
MSCI, Inc. , Class A ................... 21,567 12,078,383
Northern Trust Corp. ................... 55,518 9,651,249
Robinhood Markets, Inc. , Class A
(b)
......... 3,738,273 374,874,016
Tradeweb Markets, Inc. , Class A ........... 49,108 4,894,103
615,076,944
Chemicals — 0.4%
Solstice Advanced Materials, Inc. .......... 935,847 82,916,044
Commercial Services & Supplies — 0.4%
Clean Harbors, Inc.
(b)
.................. 56,129 16,768,539
Rollins, Inc. ......................... 1,747,878 72,956,427
89,724,966
Communications Equipment — 2.3%
Applied Optoelectronics, Inc.
(a) (b)
........... 453,775 67,231,304
Lumentum Holdings, Inc.
(b)
.............. 417,530 358,265,792
Ubiquiti, Inc. ........................ 24,924 13,310,164
Viavi Solutions, Inc.
(b)
.................. 1,355,635 64,731,571
503,538,831
Construction & Engineering — 4.9%
Comfort Systems USA, Inc. .............. 204,775 405,853,811
Dycom Industries, Inc.
(b)
................ 69,625 35,201,704
EMCOR Group, Inc. ................... 259,770 215,577,928
Everus Construction Group, Inc.
(b)
.......... 258,145 42,839,163
IES Holdings, Inc.
(b)
................... 51,213 37,624,142
MasTec, Inc.
(b)
....................... 364,134 151,501,592
Primoris Services Corp. ................ 16,869 1,672,055
Solv Energy, Inc. , Class A
(a) (b)
............. 227,436 7,744,196
Sterling Infrastructure, Inc.
(b)
............. 176,494 148,142,004
1,046,156,595
Consumer Finance — 0.2%
Ally Financial, Inc. .................... 165,130 7,587,724
Credit Acceptance Corp.
(a) (b)
.............. 1,910 1,216,173
Figure Technology Solutions, Inc. , Class A
(a) (b)
.. 384,924 11,821,016
SoFi Technologies, Inc.
(a) (b)
.............. 878,770 15,756,346
36,381,259
Consumer Staples Distribution & Retail — 1.3%
Casey's General Stores, Inc. ............. 191,741 152,393,829
Maplebear, Inc.
(b)
..................... 419,953 19,884,775
Sysco Corp. ........................ 1,334,013 111,496,806
283,775,410
Diversified Consumer Services — 0.0%
Grand Canyon Education, Inc.
(b)
........... 37,794 5,408,699
H&R Block, Inc. ...................... 108,002 4,112,716
9,521,415
Diversified Telecommunication Services — 0.7%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 1,412,726 125,534,832
Globalstar, Inc.
(b)
..................... 302,921 24,624,448
Iridium Communications, Inc. ............. 168,541 9,244,474
159,403,754
Electric Utilities — 0.8%
NRG Energy, Inc. ..................... 1,195,129 174,560,542

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 2.2%
Forgent Power Solutions, Inc. , Class A
(b)
..... 751,427 $ 41,974,712
nVent Electric plc ..................... 384,305 65,181,971
Powell Industries, Inc.
(a)
................ 169,905 48,653,996
Rockwell Automation, Inc. ............... 543,488 269,070,039
Vicor Corp.
(a) (b)
....................... 144,915 55,035,819
479,916,537
Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries, Inc. .......... 210,255 78,397,782
Coherent Corp.
(b)
..................... 216,616 85,448,514
Fabrinet
(b)
.......................... 210,226 118,163,830
Jabil, Inc.
(a)
......................... 612,643 236,161,624
Keysight Technologies, Inc.
(b)
............. 572,087 200,270,496
Sanmina Corp.
(b)
..................... 96,486 24,418,677
TTM Technologies, Inc.
(b)
................ 516,824 96,656,424
839,517,347
Energy Equipment & Services — 0.3%
TechnipFMC plc ...................... 917,260 60,814,338
Entertainment — 3.9%
Electronic Arts, Inc. ................... 202,126 41,443,915
Live Nation Entertainment, Inc.
(a) (b)
......... 939,164 171,970,320
Madison Square Garden Sports Corp.
(b)
...... 50,738 20,388,558
ROBLOX Corp. , Class A
(b)
............... 3,730,962 202,889,714
Roku, Inc. , Class A
(b)
.................. 724,243 100,046,928
Take-Two Interactive Software, Inc.
(b)
........ 1,076,174 269,021,976
TKO Group Holdings, Inc. , Class A ......... 139,842 28,151,593
833,913,004
Financial Services — 1.4%
Affirm Holdings, Inc. , Class A
(a) (b)
........... 1,644,660 134,122,023
Chime Financial, Inc. , Class A
(a) (b)
.......... 78,623 1,610,199
Corpay, Inc.
(a) (b)
...................... 138,772 46,248,545
Equitable Holdings, Inc. ................ 875,380 38,411,674
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 124,936 6,076,887
Toast, Inc. , Class A
(b)
.................. 2,802,866 77,975,732
UWM Holdings Corp. , Class A ............ 114,200 261,518
WEX, Inc.
(a) (b)
........................ 14,039 1,980,763
306,687,341
Food Products — 0.1%
Hershey Co. (The) .................... 89,499 15,702,600
Ground Transportation — 1.0%
Avis Budget Group, Inc.
(a) (b)
.............. 31,275 4,623,383
Landstar System, Inc. .................. 64,509 13,341,106
Lyft, Inc. , Class A
(a) (b)
................... 308,234 4,503,299
Old Dominion Freight Line, Inc. ........... 227,563 49,290,146
U-Haul Holding Co. , NVS
(a)
.............. 30,838 1,779,353
XPO, Inc.
(a) (b)
........................ 669,149 137,369,598
210,906,885
Health Care Equipment & Supplies — 2.3%
(b)
Dexcom, Inc.
(a)
...................... 2,253,315 151,760,765
IDEXX Laboratories, Inc.
(a)
............... 390,203 205,418,467
Insulet Corp. ........................ 406,919 61,953,418
Penumbra, Inc. ...................... 223,278 70,500,029
489,632,679
Health Care Providers & Services — 2.7%
Cardinal Health, Inc. ................... 629,591 149,565,638
Cencora, Inc. ....................... 1,097,247 310,498,956
Centene Corp.
(b)
..................... 233,238 14,971,547
DaVita, Inc.
(a) (b)
...................... 10,078 2,242,154
Guardant Health, Inc.
(b)
................. 664,877 99,751,496
577,029,791
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 7.4%
Cava Group, Inc.
(a) (b)
................... 587,946 $ 46,142,002
Chipotle Mexican Grill, Inc. , Class A
(b)
....... 7,502,862 255,097,308
Choice Hotels International, Inc.
(a)
.......... 163,777 18,059,690
Churchill Downs, Inc. .................. 60,055 5,383,330
Darden Restaurants, Inc. ............... 672,257 138,491,665
Domino's Pizza, Inc. ................... 9,133 2,703,733
DraftKings, Inc. , Class A
(a) (b)
.............. 2,804,020 70,829,545
Dutch Bros, Inc. , Class A
(a) (b)
............. 687,144 49,343,811
Expedia Group, Inc. ................... 670,306 171,517,899
Hyatt Hotels Corp. , Class A .............. 218,959 42,443,013
Las Vegas Sands Corp. ................ 1,617,983 74,734,635
Planet Fitness, Inc. , Class A
(b)
............ 464,673 24,241,990
Restaurant Brands International, Inc.
(a)
...... 1,154,832 83,736,868
Royal Caribbean Cruises Ltd. ............ 837,582 265,957,412
Texas Roadhouse, Inc. , Class A ........... 123,359 23,836,660
Travel + Leisure Co. ................... 101,503 7,757,874
Vail Resorts, Inc. ..................... 167,447 22,797,909
Viking Holdings Ltd.
(a) (b)
................. 1,039,550 108,809,698
Wingstop, Inc. ....................... 159,331 27,629,589
Wyndham Hotels & Resorts, Inc. .......... 391,023 32,928,047
Wynn Resorts Ltd. .................... 379,101 36,806,916
Yum! Brands, Inc. .................... 484,323 77,423,875
1,586,673,469
Household Durables — 0.3%
NVR, Inc.
(b)
......................... 6,196 42,215,826
SharkNinja, Inc.
(a) (b)
................... 72,929 11,104,899
Somnigroup International, Inc. ............ 198,262 15,543,741
TopBuild Corp.
(a) (b)
.................... 13,589 4,817,708
73,682,174
Household Products — 0.3%
Kimberly-Clark Corp. .................. 622,444 68,325,678
Independent Power and Renewable Electricity Producers — 1.8%
Talen Energy Corp.
(b)
.................. 185,417 71,248,336
Vistra Corp. ........................ 1,976,612 313,549,962
384,798,298
Insurance — 0.0%
Ryan Specialty Holdings, Inc. , Class A
(a)
..... 97,043 3,664,344
Interactive Media & Services — 0.6%
Reddit, Inc. , Class A
(a) (b)
................. 783,440 135,989,515
IT Services — 7.1%
(b)
Cloudflare, Inc. , Class A ................ 1,856,986 455,481,526
CoreWeave, Inc. , Class A ............... 2,043,594 203,419,347
DigitalOcean Holdings, Inc. .............. 475,322 74,639,814
Gartner, Inc.
(a)
....................... 383,653 49,729,102
GoDaddy, Inc. , Class A ................. 772,407 65,561,906
Kyndryl Holdings, Inc.
(a)
................. 72,555 820,597
MongoDB, Inc. , Class A ................ 416,721 139,976,584
Snowflake, Inc. , Class A
(a)
............... 1,968,077 500,875,596
Twilio, Inc. , Class A
(a)
.................. 128,834 26,582,319
1,517,086,791
Leisure Products — 0.1%
Hasbro, Inc. ........................ 206,645 17,066,811
Life Sciences Tools & Services — 0.5%
(a)(b)
Medpace Holdings, Inc. ................ 135,284 71,645,053
Tempus AI, Inc. , Class A ................ 632,116 36,618,480
108,263,533
Machinery — 0.2%
Allison Transmission Holdings, Inc. ......... 70,866 7,989,433
Lincoln Electric Holdings, Inc. ............ 73,914 19,624,906

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
RBC Bearings, Inc.
(b)
.................. 32,416 $ 20,877,849
48,492,188
Media — 0.4%
(a)(b)
EchoStar Corp. , Class A ................ 695,491 70,592,336
NIQ Global Intelligence plc .............. 41,193 385,155
Trade Desk, Inc. (The) , Class A ........... 716,450 12,953,416
83,930,907
Metals & Mining — 1.3%
Almonty Industries, Inc.
(b)
............... 1,212,322 20,076,052
Anglogold Ashanti plc .................. 2,685,018 217,191,106
Aura Minerals, Inc. .................... 238,753 15,029,502
Hecla Mining Co. ..................... 200,128 3,087,975
Steel Dynamics, Inc. ................... 65,317 14,987,639
270,372,274
Oil, Gas & Consumable Fuels — 3.6%
Cheniere Energy, Inc. .................. 82,860 19,804,369
Marathon Petroleum Corp. .............. 881,920 225,480,486
Matador Resources Co. ................ 60,526 3,012,984
Permian Resources Corp. , Class A ......... 568,930 10,474,001
Phillips 66 .......................... 144,416 24,413,525
Targa Resources Corp. ................. 1,247,350 334,464,429
Texas Pacific Land Corp. ................ 345,640 151,265,890
768,915,684
Passenger Airlines — 0.6%
Alaska Air Group, Inc.
(a) (b)
............... 97,852 5,107,874
American Airlines Group, Inc.
(b)
............ 3,825,763 69,131,537
Delta Air Lines, Inc. ................... 236,071 22,110,410
Southwest Airlines Co. ................. 245,024 12,599,134
United Airlines Holdings, Inc.
(b)
............ 112,741 15,331,649
124,280,604
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 259,725 20,505,289
Pharmaceuticals — 1.2%
Axsome Therapeutics, Inc.
(b)
............. 253,614 62,077,099
Corcept Therapeutics, Inc.
(b)
............. 557,647 48,487,407
Zoetis, Inc. , Class A ................... 1,946,053 139,843,368
250,407,874
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp. , Class A ... 157,574 9,560,015
ExlService Holdings, Inc.
(b)
.............. 134,274 3,472,326
Paylocity Holding Corp.
(b)
............... 17,748 1,855,198
Planet Labs PBC , Class A
(b)
.............. 1,640,792 54,359,439
UL Solutions, Inc. , Class A ............... 156,440 15,934,978
85,181,956
Real Estate Management & Development — 0.1%
(b)
CBRE Group, Inc. , Class A .............. 162,315 21,862,207
CoStar Group, Inc. .................... 253,859 7,189,287
Jones Lang LaSalle, Inc. ................ 14,020 4,345,499
33,396,993
Retail REITs — 2.0%
Simon Property Group, Inc. .............. 1,878,088 420,034,381
Semiconductors & Semiconductor Equipment — 10.1%
Allegro MicroSystems, Inc.
(a) (b)
............ 729,198 50,766,765
Astera Labs, Inc.
(a) (b)
................... 899,610 434,529,622
Credo Technology Group Holding Ltd.
(b)
...... 967,969 263,239,170
Entegris, Inc. ........................ 126,206 22,699,411
First Solar, Inc.
(b)
..................... 30,632 7,227,927
FormFactor, Inc.
(b)
.................... 456,280 72,972,860
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.
(b)
............ 799,554 $ 122,299,780
MACOM Technology Solutions Holdings, Inc.
(b)
. 392,979 149,477,422
Microchip Technology, Inc. ............... 3,120,825 284,619,240
MKS, Inc. .......................... 33,894 15,076,051
ON Semiconductor Corp.
(a) (b)
............. 120,987 11,438,111
Onto Innovation, Inc.
(a) (b)
................ 56,657 21,441,842
Rambus, Inc.
(b)
...................... 632,246 83,924,334
Semtech Corp.
(b)
..................... 545,068 88,219,256
SiTime Corp.
(a) (b)
..................... 130,691 97,437,982
Teradyne, Inc. ....................... 920,281 445,268,759
2,170,638,532
Software — 6.9%
Appfolio, Inc. , Class A
(a) (b)
............... 134,195 21,518,168
Atlassian Corp. , Class A
(b)
............... 993,012 77,246,403
Autodesk, Inc.
(b)
...................... 1,240,619 241,201,146
Bentley Systems, Inc. , Class B ............ 193,785 5,792,234
Datadog, Inc. , Class A
(b)
................ 1,930,124 502,527,085
DocuSign, Inc. , Class A
(b)
............... 71,463 3,174,386
Dynatrace, Inc.
(a) (b)
.................... 307,637 13,508,341
Elastic NV
(b)
........................ 273,327 15,585,105
Fair Isaac Corp.
(a) (b)
................... 108,921 130,136,632
Gen Digital, Inc. ...................... 296,223 7,372,990
Guidewire Software, Inc.
(a) (b)
.............. 260,371 32,038,652
HubSpot, Inc.
(a) (b)
..................... 258,030 47,093,055
IREN Ltd.
(a) (b)
........................ 233,622 10,683,534
Klaviyo, Inc. , Class A
(b)
................. 184,167 2,780,922
Manhattan Associates, Inc.
(a) (b)
............ 343,899 47,887,936
Pegasystems, Inc. .................... 153,747 4,607,798
Procore Technologies, Inc.
(a) (b)
............ 717,199 29,132,623
RingCentral, Inc. , Class A ............... 45,449 1,771,602
Rubrik, Inc. , Class A
(b)
.................. 613,694 49,267,354
Samsara, Inc. , Class A
(a) (b)
............... 2,014,660 65,335,424
SentinelOne, Inc. , Class A
(b)
.............. 1,292,105 21,927,022
Terawulf, Inc.
(a) (b)
..................... 2,126,001 52,512,225
Workday, Inc. , Class A
(b)
................ 91,128 11,155,890
Zscaler, Inc.
(b)
....................... 614,404 86,723,125
1,480,979,652
Specialized REITs — 0.1%
Lamar Advertising Co. , Class A ........... 112,338 17,522,481
Specialty Retail — 1.4%
Burlington Stores, Inc.
(a) (b)
............... 367,748 116,502,567
Chewy, Inc. , Class A
(b)
................. 1,372,508 26,969,782
Five Below, Inc.
(b)
..................... 127,476 22,918,910
Murphy USA, Inc. .................... 97,949 52,781,778
Ulta Beauty, Inc.
(a) (b)
................... 56,089 25,295,017
Valvoline, Inc.
(b)
...................... 671,002 26,531,419
Williams-Sonoma, Inc. ................. 88,793 20,697,648
291,697,121
Technology Hardware, Storage & Peripherals — 0.9%
Everpure, Inc. , Class A
(b)
................ 1,579,561 124,453,611
NetApp, Inc. ........................ 408,673 63,246,233
Super Micro Computer, Inc.
(a) (b)
............ 307,496 9,018,858
196,718,702
Textiles, Apparel & Luxury Goods — 1.3%
Amer Sports, Inc.
(b)
.................... 165,524 5,601,332
Deckers Outdoor Corp.
(b)
................ 65,362 6,489,793
On Holding AG , Class A
(a) (b)
.............. 1,323,946 46,894,168
Ralph Lauren Corp. , Class A ............. 139,229 55,887,913
Tapestry, Inc. ........................ 1,188,332 173,948,038
288,821,244

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors — 3.1%
Fastenal Co. ........................ 5,519,415 $ 265,097,502
Ferguson Enterprises, Inc. ............... 56,648 13,444,270
United Rentals, Inc. ................... 84,511 95,741,667
WW Grainger, Inc. .................... 219,208 298,210,563
672,494,002
Total Long-Term Investments — 99 .9%
(Cost: $ 18,313,230,962 ) ............................ 21,446,631,829
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 926,455,089 $ 926,733,026
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 23,120,245 23,120,245
Total Short-Term Securities — 4 .4%
(Cost: $ 949,509,865 ) .............................. 949,853,271
Total Investments — 104 .3%
(Cost: $ 19,262,740,827 ) ............................ 22,396,485,100
Liabilities in Excess of Other Assets — (4.3) % ............. (923,083,419)
Net Assets — 100.0% ...............................
$ 21,473,401,681
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 834,296,681 $ 92,310,541
(a)
$ — $ 61,875 $ 63,929 $ 926,733,026 926,455,089 $ 634,938
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 15,987,825 7,132,420
(a)
— — — 23,120,245 23,120,245 221,256 —
$ 61,875 $ 63,929 $ 949,853,271 $ 856,194 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 10 09/18/26 $ 6,105 $ 154,035
Russell 2000 E-Mini Index .................................................... 124 09/18/26 18,883 640,730
$ 794,765
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 21,446,631,829 $ — $ — $ 21,446,631,829
Short-Term Securities
Money Market Funds ...................................... 949,853,271 — — 949,853,271
$ 22,396,485,100 $ — $ — $ 22,396,485,100
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 794,765 $ — $ — $ 794,765
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust